Summary of Significant Accounting Policies - Schedule of Reconciliation of common stock reflected in the balance sheet (Detail) - USD ($)		12 Months Ended
	Mar. 09, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Common Stock Reflected In The Balance Sheet [Line Items]
Gross proceeds	$ 253,765,980
Less:Proceeds allocated to Public Warrants			$ (7,650,320)
Less:Class A common stock issuance costs		$ (2,753,000)	(316,300)	$ 0
Plus:Accretion of carrying value to redemption value			(24,126,952)
Common Class A [Member]
Reconciliation Of Common Stock Reflected In The Balance Sheet [Line Items]
Gross proceeds			253,765,980
Less:Class A common stock issuance costs			(13,786,000)
Plus:Accretion of carrying value to redemption value			24,126,965
Class A common stock subject to possible redemption		$ 253,765,980	253,765,980
Common Class A [Member] | Public Warrants [Member]
Reconciliation Of Common Stock Reflected In The Balance Sheet [Line Items]
Less:Proceeds allocated to Public Warrants			$ (10,340,965)